Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Jul. 28, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term debt
Long-term debt	$ 1,920,196		$ 1,122,715	$ 1,122,373
1.35% Senior notes due 2017 [Member] | Senior Notes [Member]
Long-term debt
Long-term debt	$ 699,643		699,460	699,277
Interest rate (percentage)	1.35%
3.45 % Senior notes due 2025 [Member] | Senior Notes [Member]
Long-term debt
Long-term debt	$ 399,774
Interest rate (percentage)	3.45%	3.45%
4.55% Senior notes due 2045 [Member] | Senior Notes [Member]
Long-term debt
Long-term debt	$ 397,634
Interest rate (percentage)	4.55%	4.55%
4.00% Senior notes due 2042 [Member] | Senior Notes [Member]
Long-term debt
Long-term debt	$ 298,645		298,595	298,545
Interest rate (percentage)	4.00%
7.375% Debentures due 2027 [Member] | Debentures [Member]
Long-term debt
Long-term debt	$ 119,372		119,369	119,366
Interest rate (percentage)	7.375%
7.45 % Debentures due 2097 [Member] | Debentures [Member]
Long-term debt
Long-term debt	$ 3,500		3,500	3,500
Interest rate (percentage)	7.45%
2.02% to 8.00% Promissory Notes [Member] | Senior Notes [Member]
Long-term debt
Long-term debt	$ 1,628		$ 1,791	$ 1,685
Minimum [Member] | 2.02% to 8.00% Promissory Notes [Member] | Senior Notes [Member]
Long-term debt
Interest rate (percentage)	2.02%
Maximum [Member] | 2.02% to 8.00% Promissory Notes [Member] | Senior Notes [Member]
Long-term debt
Interest rate (percentage)	8.00%